TRANSFERS OF FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [text block] [Abstract]
Disclosure of transferred financial assets that are not derecognised in their entirety [text block]

45    Transfers of financial assets

There were no significant transferred financial assets which were derecognised in their entirety, but with ongoing exposure. Details of transferred financial assets that continue to be recognised in full are as follows.

 The Group and the Bank enter into repurchase and securities lending transactions in the normal course of business that do not result in derecognition of the financial assets covered as substantially all of the risks and rewards, including credit, interest rate, prepayment and other price risks are retained by the Group. In all cases, the transferee has the right to sell or repledge the assets concerned.

As set out in note 28, included within financial assets measured at amortised cost are loans transferred under the Group’s securitisation and covered bond programmes. As the Group retains all of a majority of the risks and rewards associated with these loans, including credit, interest rate, prepayment and liquidity risk, they remain on the Group’s balance sheet. Assets transferred into the Group’s securitisation and covered bond programmes are not available to be used by the Group whilst the assets are within the programmes. However, the Group retains the right to remove loans from the covered bond programmes where they are in excess of the programme’s requirements. In addition, where the Group has retained some of the notes issued by securitisation and covered bond programmes, the Group has the ability to sell or pledge these retained notes.

The table below sets out the carrying values of the transferred assets and the associated liabilities. For repurchase and securities lending transactions, the associated liabilities represent the Group’s obligation to repurchase the transferred assets. For securitisation programmes, the associated liabilities represent the external notes in issue (note 28). Except as otherwise noted below, none of the liabilities shown in the table below have recourse only to the transferred assets.

	The Group		The Bank
	Carrying value of transferred assets £m	Carrying value of associated liabilities £m	Carrying value of transferred assets £m	Carrying value of associated liabilities £m
At 31 December 2018
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	997	269	989	269
Financial assets at fair value through other comprehensive income	5,691	4,645	5,397	4,645
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1,2]	37,180	5,533	11,760	879

	The Group		The Bank
	Carrying value of transferred assets £m	Carrying value of associated liabilities £m	Carrying value of transferred assets £m	Carrying value of associated liabilities £m
At 31 December 2017
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	4,643	3,257	4,636	3,257
Available-for-sale financial assets	19,359	16,753	19,220	16,753
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1,2]	35,475	3,730	9,640	779

1	The carrying value of associated liabilities for the Group excludes securitisation notes held by the Group of £31,647 million (31 December 2017: £21,466 million).

2	The carrying value of transferred assets for the Bank includes amounts relating to assets transferred to structured entities which are fully consolidated into the Group. The liabilities associated with such assets are issued by the structured entities.